UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21727
                                                    -----------

                        First Trust Mortgage Income Fund
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2014
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule of Investments is attached herewith.


FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

MORTGAGE-BACKED SECURITIES - 75.3%

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 60.6%
                  Adjustable Rate Mortgage Trust
 $        47,901      Series 2004-5, Class 1A1 (a)...........     2.52%         04/25/35     $     46,451
                  Banc of America Mortgage Trust
          81,980      Series 2002-L, Class 1A1 (a) (b).......     2.62%         12/25/32           75,131
                  Bear Stearns Adjustable Rate Mortgage Trust
         764,078      Series 2004-9, Class 12A1 (a)..........     2.86%         11/25/34          769,041
                  Chase Mortgage Finance Trust
         174,355      Series 2007-A1, Class 1A3 (a)..........     2.71%         02/25/37          176,172
                  Countrywide Alternative Loan Trust
         730,665      Series 2006-41CB, Class 2A17 ..........     6.00%         01/25/37          634,495
          84,419      Series 2007-11T1, Class A37 (c)........    39.07%         05/25/37          147,127
                  Countrywide Home Loan Mortgage Pass-Through
                      Trust
         243,978      Series 2004-HYB1, Class 2A (a).........     2.65%         05/20/34          234,641
         719,582      Series 2006-21, Class A8 ..............     5.75%         02/25/37          668,227
                  Credit Suisse First Boston Mortgage
                      Securities Corp
       1,462,832      Series 2004-AR2, Class 1A1 (a).........     2.74%         03/25/34        1,447,543
       1,491,345      Series 2004-AR8, Class 6A1 (a).........     2.50%         09/25/34        1,532,367
                  DSLA Mortgage Loan Trust
       1,224,326      Series 2007-AR1, Class 2A1A (a)........     0.29%         04/19/47        1,054,143
                  GMAC Mortgage Corporation Loan Trust
         265,576      Series 2004-AR1, Class 22A (a).........     3.02%         06/25/34          257,025
                  GSAMP Trust
         938,420      Series 2006-NC1, Class A2 (a)..........     0.34%         02/25/36          889,940
         629,895      Series 2007-HE1, Class A2B (a).........     0.26%         03/25/47          592,606
         258,220      Series 2007-NC1, Class A2B (a).........     0.26%         12/25/46          141,543
       2,876,663      Series 2007-NC1, Class A2C (a).........     0.31%         12/25/46        1,586,085
                  Harborview Mortgage Loan Trust
         205,010      Series 2004-1, Class 2A (a)............     2.49%         04/19/34          207,383
         882,500      Series 2004-6, Class 3A1 (a)...........     2.70%         08/19/34          888,450
                  HLSS Servicer Advance Receivables Backed
                      Notes
         580,110      Series 2013-T3, Class C3 (d)...........     2.39%         05/15/46          569,981
                  JP Morgan Mortgage Trust
       2,173,060      Series 2005-ALT1, Class 4A1 (a)........     5.13%         10/25/35        2,099,883
         638,720      Series 2006-A2, Class 4A1 (a)..........     2.73%         08/25/34          644,152
         212,252      Series 2006-A2, Class 5A3 (a)..........     2.55%         11/25/33          213,003
                  JP Morgan Re-REMIC
       1,513,926      Series 2009-7, Class 12A1 (d)..........     6.25%         01/27/37        1,611,545
                  MASTR Asset Backed Securities Trust
       1,270,688      Series 2006-HE5, Class A3 (a)..........     0.32%         11/25/36          741,101
         261,944      Series 2006-HE5, Class A4 (a)..........     0.38%         11/25/36          154,082
       1,822,357      Series 2006-NC2, Class A3 (a)..........     0.27%         08/25/36          925,938
         831,819      Series 2006-NC2, Class A5 (a)..........     0.40%         08/25/36          432,404
                  Mellon Residential Funding Corp. Mortgage
                      Pass-Through Trust
         351,507      Series 2001-TBC1, Class A1 (a).........     0.85%         11/15/31          352,285
         804,857      Series 2002-TBC2, Class A (a)..........     1.01%         08/15/32          800,613


                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Morgan Stanley Mortgage Loan Trust
$        589,426      Series 2004-7AR, Class 2A6 (a).........     2.46%         09/25/34     $    589,252
                  Nationstar Home Equity Loan Trust
       1,731,000      Series 2006-B, Class AV4 (a)...........     0.44%         09/25/36        1,511,739
                  Provident Funding Mortgage Loan Trust
         305,664      Series 2005-1, Class 1A1 (a)...........     2.70%         05/25/35          305,597
                  Residential Accredit Loans, Inc.
         837,447      Series 2004-QS2, Class CB .............     5.75%         02/25/34          903,536
                  Residential Funding Mortgage Securities I
         142,937      Series 2005-S5, Class A5 ..............     5.25%         07/25/35          144,561
                  Securitized Asset Backed Receivables LLC
       1,261,376      Series 2007-BR2, Class A2 (a)..........     0.39%         02/25/37          638,845
                  Structured Adjustable Rate Mortgage Loan
                      Trust                                       2.52%         03/25/34          851,282
         853,371      Series 2004-2, Class 4A2 (a)...........
                  Thornburg Mortgage Securities Trust
         980,820      Series 2004-3, Class A (a).............     0.90%         09/25/44          946,807
                  Wachovia Mortgage Loan Trust, LLC
         682,181      Series 2006-A, Class 3A1 (a)...........     2.66%         05/20/36          658,693
                  WaMu Mortgage Pass-Through Certificates
         725,417      Series 2004-AR1, Class A (a)...........     2.53%         03/25/34          732,667
       1,021,324      Series 2004-AR10, Class A1B (a)........     0.61%         07/25/44        1,009,728
       1,490,961      Series 2005-AR11, Class A1A (a)........     0.48%         08/25/45        1,406,917
       1,241,941      Series 2005-AR2, Class 2A23 (a)........     0.54%         01/25/45        1,164,771
       1,404,547      Series 2005-AR6, Class 2A1A (a)........     0.39%         04/25/45        1,322,548
         656,277      Series 2005-AR9, Class A1A (a).........     0.48%         07/25/45          626,032
       1,259,906      Series 2006-AR5, Class A1A (a).........     1.13%         06/25/46        1,109,903
                  Washington Mutual Alternative Mortgage
                      Pass-Through Certificates
          50,844      Series 2007-5, Class A11 (c)...........    38.53%         06/25/37           90,140
                  Washington Mutual MSC Mortgage Pass-Through
                      Certificates
         405,998      Series 2004-RA1, Class 2A .............     7.00%         03/25/34          429,921
                  Wells Fargo Mortgage Backed Securities
                      Trust
         819,018      Series 2003-H, Class A1 (a)............     2.62%         09/25/33          835,389
         654,787      Series 2004-A, Class A1 (a)............     2.66%         02/25/34          670,353
       2,182,063      Series 2004-R, Class 1A1 (a)...........     2.62%         09/25/34        2,230,892
         625,222      Series 2004-S, Class A1 (a)............     2.62%         09/25/34          643,942
       1,087,341      Series 2004-Y, Class 1A2 (a)...........     2.62%         11/25/34        1,087,047
         610,954      Series 2005-AR10, Class 2A17 (a).......     2.63%         06/25/35          622,008
         408,626      Series 2005-AR16, Class 1A1 (a)........     2.66%         08/25/33          421,302
         517,596      Series 2005-AR3, Class 2A1 (a).........     2.63%         03/25/35          525,788
         868,489      Series 2005-AR8, Class 1A1 (a).........     2.62%         06/25/35          890,788
         376,609      Series 2006-AR1, Class 2A5 (a).........     5.32%         03/25/36          374,324
       1,123,309      Series 2006-AR10, Class 5A2 (a)........     2.61%         07/25/36        1,092,362
         571,655      Series 2007-16, Class 1A1 .............     6.00%         12/28/37          594,107
         656,641      Series 2007-2, Class 1A13 .............     6.00%         03/25/37          632,347


Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Wells Fargo Mortgage Backed Securities
                      Trust (Continued)
$        156,683      Series 2007-8, Class 2A2 ..............     6.00%         07/25/37     $    151,911
                                                                                             ------------
                                                                                               45,108,856
                                                                                             ------------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.7%
                  Banc of America Commercial Mortgage Trust       5.42%         10/10/45        1,000,273
       1,000,000      Series 2006-6, Class AJ ...............
                  Bayview Commercial Asset Trust                  0.59%         08/25/34          862,495
         924,929      Series 2004-2, Class A (a) (d).........
                  Credit Suisse Commercial Mortgage Trust         5.54%         01/15/49          904,880
         820,000      Series 2007-C2, Class A3 ..............
                  GS Mortgage Securities Trust                    5.81%         08/10/45        1,104,350
       1,000,000      Series 2007-GG10, Class A4 (a).........
                  HLSS Servicer Advance Receivables Backed        2.52%         08/15/46          749,992
                      Notes
         750,000      Series 2013-T5, Class CT5 (d)..........
                  JP Morgan Chase Commercial Mortgage             5.88%         02/15/51        1,683,768
                      Securities Trust
       1,500,000      Series 2007-LD12, Class A4 ............
                  LB-UBS Commercial Mortgage Trust                5.46%         02/15/40          463,013
         420,000      Series 2007-C1, Class AM ..............
                  Merrill Lynch Mortgage Investors Trust          0.82%         09/25/29          616,768
         616,506      Series 2004-D, Class A1 (a)............
                  Mid-State Capital Corp. Trust                   6.50%         08/15/37          683,263
         630,936      Series 2004-1, Class M1 ...............
                  Morgan Stanley Capital I Trust
         980,000      Series 2007-IQ16, Class AM (a).........     6.10%         12/12/49        1,112,515
         820,000      Series 2008-T29, Class AM (a)..........     6.28%         01/11/43          941,080
                  VNDO Mortgage Trust
         900,000      Series 2012-6AVE, Class A (d)..........     3.00%         11/15/30          864,145
                                                                                             ------------
                                                                                               10,986,542
                                                                                             ------------
                  TOTAL MORTGAGE-BACKED SECURITIES ........................................    56,095,398
                  (Cost $53,570,815)                                                         ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 34.1%

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 10.7%
                  Federal Home Loan Mortgage Corp
       2,389,838      Series 2807, Class SB, IO (c)..........     7.30%         11/15/33          471,850
          20,566      Series 3195, Class SX (c)..............    45.15%         07/15/36           57,271
         516,963      Series 3562, Class KI, IO .............     4.50%         11/15/22           18,148
          78,536      Series 3593, Class IP, IO .............     5.00%         06/15/36              338
       3,042,055      Series 3619, Class EI, IO .............     4.50%         05/15/24          244,351
       2,255,864      Series 3692, Class PS, IO (c)..........     6.45%         05/15/38          277,530
       4,637,258      Series 3726, Class KI, IO .............     3.50%         04/15/25          454,666
       3,164,687      Series 3870, Class WS, IO (c)..........     6.45%         06/15/31          574,196


                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal Home Loan Mortgage Corp., STRIP
$      1,558,407      Series 232, Class IO, IO ..............     5.00%         08/01/35     $    292,423
                  Federal National Mortgage Association
         887,526      Series 2005-122, Class SN (c)..........    27.97%         01/25/36        1,324,478
         301,856      Series 2008-50, Class AI, IO ..........     5.50%         06/25/23           20,181
       4,457,267      Series 2010-103, Class ID, IO .........     5.00%         09/25/40          900,519
       7,540,537      Series 2010-139, Class KI, IO .........     1.09%         12/25/40          400,142
         961,558      Series 2010-142, Class PS, IO (c)......     5.89%         05/25/40          118,739
       1,219,980      Series 2010-145, Class TI, IO .........     3.50%         12/25/20           90,244
       3,624,933      Series 2010-40, Class MI, IO ..........     4.50%         08/25/24          259,472
                  Federal National Mortgage Association,
                      STRIP
       1,747,935      Series 360, Class 2, IO ...............     5.00%         08/01/35          328,493
       3,281,361      Series 406, Class 6, IO ...............     4.00%         01/25/41          577,690
                  Government National Mortgage Association
       1,432,239      Series 2009-65, Class NJ, IO ..........     5.50%         07/20/39          129,374
       3,726,165      Series 2010-115, Class IQ, IO .........     4.50%         11/20/38          413,994
       8,367,992      Series 2011-131, Class EI, IO .........     4.50%         08/20/39          919,142
       1,644,073      Series 2011-69, Class CI, IO ..........     5.00%         03/20/36           83,691
                                                                                             ------------
                                                                                                7,956,932
                                                                                             ------------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.2%
                  Government National Mortgage Association
      17,127,002      Series 2011-152, Class IO, IO (a)......     1.34%         08/16/51        1,008,566
       8,580,817      Series 2012-100, Class IO, IO (a) (e)..     0.83%         08/16/52          573,572
      11,980,809      Series 2012-70, Class IO, IO (a) (e)...     0.96%         08/16/52          785,246
       7,408,356      Series 2012-78, Class IO, IO (a) (e)...     1.06%         06/16/52          531,927
       2,627,470      Series 2012-95, Class IO, IO (a) (e)...     1.04%         02/16/53          223,288
                                                                                             ------------
                                                                                                3,122,599
                                                                                             ------------

                  PASS-THROUGH SECURITIES - 19.2%
                  Fannie Mae REMICs                               5.50%         10/25/35          963,055
         926,416      Series 2005-83, Class LZ ..............
                  Federal Home Loan Mortgage Corp
       5,000,000      Gold Pool .............................     3.50%         11/13/43        5,061,719
       1,913,576      Pool A94738 (e)........................     4.50%         11/01/40        2,050,582
       1,105,502      Pool K36017 (e)........................     5.00%         09/01/47        1,183,686
                  Federal National Mortgage Association
       2,215,491      Pool 831145 (e)........................     6.00%         12/01/35        2,466,923
       2,308,907      Pool 843971 (e)........................     6.00%         11/01/35        2,594,736
                                                                                             ------------
                                                                                               14,320,701
                                                                                             ------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES .................    25,400,232
                  (Cost $27,944,895)                                                         ------------

ASSET-BACKED SECURITIES - 0.4%
                  Green Tree Financial Corp
          73,296      Series 1997-2, Class A6 ...............     7.24%         06/15/28           77,491


Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

    PRINCIPAL                                                    STATED
      VALUE                       DESCRIPTION                    COUPON     STATED MATURITY     VALUE
----------------  -------------------------------------------  -----------  ---------------  ------------

ASSET-BACKED SECURITIES (CONTINUED)
                  Green Tree Financial Corp. (Continued)
 $        87,283      Series 1997-3, Class A6 ...............     7.32%         03/15/28     $     94,317
         104,427      Series 1997-7, Class A6 ...............     6.76%         07/15/28          110,280
                                                                                             ------------
                  TOTAL ASSET-BACKED SECURITIES ...........................................       282,088
                  (Cost $279,108)                                                            ------------

                  TOTAL INVESTMENTS - 109.8% ..............................................    81,777,718
                  (Cost $81,794,818) (f)                                                     ------------

    PRINCIPAL
      VALUE                                      DESCRIPTION                                    AMOUNT
----------------  -------------------------------------------------------------------------  ------------

REVERSE REPURCHASE AGREEMENTS - (13.0%)
      (1,419,000) With JP Morgan 1.24% dated 11/08/13, to be repurchased at
                       $1,423,444 on 02/07/14 .............................................    (1,419,000)
        (438,000) With JP Morgan 1.01% dated 01/30/14, to be repurchased at
                       $438,356 on 02/28/14 ...............................................      (438,000)
      (4,766,000) With JP Morgan 0.40% dated 01/10/14, to be repurchased at
                       $4,770,713 on 04/09/14 .............................................    (4,766,000)
      (3,061,000) With JP Morgan 0.40% dated 01/16/14, to be repurchased at
                       $3,064,061 on 04/16/14 .............................................    (3,061,000)
                                                                                             ------------
                  TOTAL REVERSE REPURCHASE AGREEMENTS .....................................    (9,684,000)
                                                                                             ------------


                  NET OTHER ASSETS AND LIABILITIES - 3.2% .................................     2,402,127
                                                                                             ------------

                  NET ASSETS - 100.0% .....................................................  $ 74,495,845
                                                                                             ============

---------------------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at January 31, 2014.

(b) Illiquid, as determined by Brookfield Investment Management Inc. ("Brookfield"), the Fund's sub-advisor.

(c) Inverse floating rate instrument. The interest rate shown reflects the rate in effect at January 31, 2014.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Brookfield. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2014, securities noted as such amounted to $4,658,158, or 6.25% of net assets.

(e) This security or a portion of this security is segregated as collateral for reverse repurchase agreements.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,891,649 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,908,749.



                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2014 (UNAUDITED)

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

STRIP Separate Trading of Registered Interest and Principal of Securities



VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                              ASSETS TABLE
                                                                                 LEVEL 2       LEVEL 3
                                                      TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                                                    1/31/2014      PRICES        INPUTS         INPUTS
                                                  -------------  -----------  -------------  ------------
Mortgage-Backed Securities......................  $  56,095,398  $        --  $  56,095,398  $         --
U.S. Government Agency Mortgage-Backed
  Securities....................................     25,400,232           --     25,400,232            --
Asset-Backed Securities.........................        282,088           --        282,088            --
                                                  -------------  -----------  -------------  ------------
Total...........................................  $  81,777,718  $        --  $  81,777,718  $         --
                                                  =============  ===========  =============  ============


                                               LIABILITIES TABLE
                                                                                 LEVEL 2       LEVEL 3
                                                      TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                                                    1/31/2014      PRICES        INPUTS         INPUTS
                                                  -------------  -----------  -------------  ------------
Reverse Repurchase Agreements ..................  $  (9,684,000) $        --  $  (9,684,000) $         --
                                                  =============  ===========  =============  ============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2014.




Page 6          See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                          JANUARY 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Mortgage Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on February 22, 2005, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FMY on the New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of security;

            4)    the financial statements of the issuer;

            5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

            10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                          JANUARY 31, 2014 (UNAUDITED)

            11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

            12)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2014, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. REVERSE REPURCHASE AGREEMENTS:

Reverse repurchase agreements were utilized as leverage for the Fund. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which Fund assets are pledged as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the loan will be repaid and the collateral will correspondingly be received back by the Fund. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.


Information for the fiscal period ended January 31, 2014:

      Maximum amount outstanding during the period ................. $10,054,000
      Average amount outstanding during the period*.................  $9,964,902
      Average Common Shares outstanding during the period...........   4,213,115
      Average debt per Common Share outstanding during the period...       $2.37


* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the fiscal period ended January 31, 2014.

During the fiscal period ended January 31, 2014, the interest rates ranged from 0.40% to 1.24%, with a weighted average interest rate of 0.57%, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $14,550.

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                          JANUARY 31, 2014 (UNAUDITED)

D. INVERSE FLOATING-RATE SECURITIES:

An inverse floating-rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio. These securities, if any, are identified on the Portfolio of Investments.

E. STRIPPED MORTGAGE-BACKED SECURITIES:

Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an interest-only security ("IO Security") and all of the principal is distributed to holders of another type of security known as a principal-only security. These securities, if any, are identified on the Portfolio of Investments.

F. INTEREST-ONLY SECURITIES:

An IO Security is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            First Trust Mortgage Income Fund
             ------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2014
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2014
     -------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 20, 2014
     -------------------

* Print the name and title of each signing officer under his or her signature.